Convertible Notes Payable (Table)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable consisted of the following:

	June 30, 2020	December 31, 2019
Unsecured
(a) Convertible notes with adjustable conversion prices	183	282
(b) Convertible notes with fixed conversion prices	453	-
Total convertible notes principal outstanding	636	282
Debt discount	(479)	(225)
Convertible notes, net of discount	$157	$57
Current portion	157	57
Long-term portion	$-	$-

(a)	At December 31, 2019, there were $282 of convertible notes with adjustable conversion prices outstanding. During the six months ended June 30, 2020, the Company issued one unsecured convertible promissory note for $153, bearing interest at 22% per annum, and maturing in February 2021. Also during the six months ended June 30, 2020, the Company also issued two unsecured convertible notes payable for $30, bearing interest at 10% per annum, and maturing on December 31, 2020, that were issued as loan commitment fees for notes payable. At the option of the holder, the noted are convertible into shares of the Company’s common stock at a price per share discount of 39% to 50% of the average market price of the Company’s common stock, as defined. As a result, the Company determined that the conversion options of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance. The Company determined that upon issuance of the convertible note, the initial fair value of the embedded conversion features totaled $462, of which $183 was recorded as debt discount offsetting the face amount of the convertible notes, and the remainder of $279 was recorded as private placement costs. During the six months ended June 30, 2020, one convertible note payable for $282 was paid off. At June 30, 2020, the balance of the convertible notes with adjustable conversion prices was $183.

(b)	At December 31, 2019, the Company had no convertible notes outstanding with fixed conversion prices. During the six months ended June 30, 2020, the Company issued six convertible notes with fixed conversion prices aggregating $453. The notes are unsecured, bear interest at 10% per annum, and mature through February 28, 2021. The notes are convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The Company recorded debt discounts of $451 to account for loan fees, beneficial conversion features, and original issue discounts. The debt discounts are amortized over the life of the notes or are amortized in full upon the conversion of the corresponding notes to common stock.